Related Party Transactions (Details) - Schedule of share options of the Company - Directors [Member] - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	13,250,000	13,250,000	14,500,000
Granted as Remuneration	140,392,720		1,250,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other			(2,500,000)
Options Vested	49,000,000
Outstanding at year end	153,642,720	13,250,000	13,250,000
Total Vested and Exercisable	62,250,000	13,250,000	13,250,000
Total Unvested	91,392,720
Geoffrey Kempler [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	5,000,000	5,000,000	5,000,000
Granted as Remuneration	14,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	14,000,000
Outstanding at year end	19,000,000	5,000,000	5,000,000
Total Vested and Exercisable	19,000,000	5,000,000	5,000,000
Total Unvested
Lawrence Gozlan [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	1,250,000	1,250,000	1,250,000
Granted as Remuneration	7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	7,000,000
Outstanding at year end	8,250,000	1,250,000	1,250,000
Total Vested and Exercisable	8,250,000	1,250,000	1,250,000
Total Unvested
Brian Meltzer [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	1,250,000	1,250,000	1,250,000
Granted as Remuneration	7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	7,000,000
Outstanding at year end	8,250,000	1,250,000	1,250,000
Total Vested and Exercisable	8,250,000	1,250,000	1,250,000
Total Unvested
Peter Marks [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	1,250,000	1,250,000	1,250,000
Granted as Remuneration	7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	7,000,000
Outstanding at year end	8,250,000	1,250,000	1,250,000
Total Vested and Exercisable	8,250,000	1,250,000	1,250,000
Total Unvested
David Sinclair [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year
Granted as Remuneration	7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	7,000,000
Outstanding at year end	7,000,000
Total Vested and Exercisable	7,000,000
Total Unvested
Mr. Tristan Edwards [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year
Granted as Remuneration	7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested	7,000,000
Outstanding at year end	7,000,000
Total Vested and Exercisable	7,000,000
Total Unvested
Ms.Kathryn Andrews [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	500,000	500,000	500,000
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end	500,000	500,000	500,000
Total Vested and Exercisable	500,000	500,000	500,000
Total Unvested
Dr David Stamler [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year	4,000,000	4,000,000	4,000,000
Granted as Remuneration	91,392,720
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end	95,392,720	4,000,000	4,000,000
Total Vested and Exercisable	4,000,000	4,000,000	4,000,000
Total Unvested	91,392,720
George Mihaly [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year			1,250,000
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other			(1,250,000)
Options Vested
Outstanding at year end
Total Vested and Exercisable
Total Unvested
Ira Shoulson [Member]
Related Party Transactions (Details) - Schedule of share options of the Company [Line Items]
Beginning of the year
Granted as Remuneration			1,250,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other			(1,250,000)
Options Vested
Outstanding at year end
Total Vested and Exercisable
Total Unvested